Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value

3. Fair Value

The Company has certain assets and liabilities that are measured at fair value on a recurring basis according to a fair value hierarchy that prioritizes the inputs, assumptions and valuation techniques used to measure fair value. The three levels of the fair value hierarchy are:

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2—Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3—Inputs are generally unobservable and reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are determined using model-based techniques, including probability-based simulation methodologies.

The determination of a financial instrument’s level within the fair value hierarchy is based on an assessment of the lowest level of any input that is significant to the fair value measurement. The Company considers observable data to be market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following table reflects the Company’s financial asset balances measured on a recurring basis as of September 30, 2020 (in thousands):

	Level	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash equivalents:
Money market fund	1	$66,596	—	—	$66,596
Commercial paper	2	70,392	—	(3)	70,389
U.S. government debt and agency securities	2	835	—	—	835
U.S. treasury bills	2	14,999	—	—	14,999
Total cash equivalents		$152,822	$—	$(3)	$152,819
Short-term investments:
Commercial paper	2	30,393	2	(1)	30,394
U.S. government debt and agency securities	2	29,220	7	—	29,227
Corporate bonds	2	926	—	—	926
Total short-term investments		$60,539	$9	$(1)	$60,547
Long-term investments:
U.S. government debt and agency securities	2	32,634	11	(9)	32,636
U. S. treasury bills	2	1,020	—	—	1,020
Total long-term investments		$33,654	$11	$(9)	$33,656

The Company evaluated its investments for other-than-temporary impairment and considers the decline in market value for the securities to be primarily attributable to current economic and market conditions. For the investments, it is not more-likely-than-not that the Company will be required to sell the investments, and the Company does not intend to do so prior to the recovery of the amortized cost basis.

Prior to the IPO, the Company’s level 3 financial liabilities carried at fair value and remeasured on a recurring basis are the grant liability, derivative liability, and the convertible preferred stock warrant liability. In the third quarter the Company recorded an additional $464,000 to bring the total grant liability to $1.5 million as the Company’s IPO triggered the repayment obligation (see Note 6), and the derivative was settled upon the Company’s conversion of its convertible notes in May 2020 (see Note 7). The losses resulting from the change in fair value of the grant liability, the bifurcated conversion and redemption features related to the derivative liability, and the convertible preferred stock warrant liability are classified as other income (expense), net in the accompanying condensed consolidated statements of operations and comprehensive loss. Changes in any of the assumptions related to the unobservable inputs identified may change the fair value of these instruments. For example, an increase in interest rates would generally correspond to a decrease in the fair value of the liabilities.

The following table presents the activity for the grant liability for the year ended December 31, 2019 and nine months ended September 30, 2020 (in thousands):

	Year Ended December 31, 2019	Nine Months Ended September 30, 2020
Fair value at beginning of period	$936	$1,036
Change in fair value of grant liability	100	464
Fair value at end of period	$1,036	$1,500

The following table presents the activity for the derivative liability for the year ended December 31, 2019 and nine months ended September 30, 2020 (in thousands):

	Year Ended December 31, 2019	Nine Months Ended September 30, 2020
Fair value at beginning of period	$539	$999
Derivative liability recorded upon issuance of convertible notes	389	774
Change in fair value of derivative liability	71	132
Derivative liability settled upon conversion of convertible notes	—	(1,905)
Fair value at end of period	$999	$—

The following table presents the activity for the convertible preferred stock warrant liability for the nine months ended September 30, 2020 (in thousands):

Nine Months Ended September 30, 2020
Fair value at beginning of period	$—
Recognition of convertible preferred stock warrant liability	364
Change in fair value	641
Settlement upon IPO	(1,005)
Fair value at end of period	$—

Prior to the IPO, the activity for the convertible preferred stock warrant liability presented in the table above was shown in the Company’s financial statements as level 3. Following the IPO, the preferred stock warrant liability was revalued based on the IPO price of $17.00 per share.
4.	Fair Value

The Company has certain assets and liabilities that are measured at fair value on a recurring basis according to a fair value hierarchy that prioritizes the inputs, assumptions and valuation techniques used to measure fair value. The three levels of the fair value hierarchy are:

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2—Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3—Inputs are generally unobservable and reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.  The fair values are determined using model-based techniques, including probability-based simulation methodologies.

The determination of a financial instrument’s level within the fair value hierarchy is based on an assessment of the lowest level of any input that is significant to the fair value measurement. The Company considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The fair value hierarchy of the Company’s assets and liabilities carried at fair value and measured on a recurring basis was as follows (in thousands):

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments – Certificates of Deposit	$—	$1,500	$—	$1,500
Total	$—	$1,500	$—	$1,500

Liabilities:
Grant liability	—	—	936	936
Derivative liability (see Note 8)	—	—	539	539
Total	$—	$1,500	$1,475	$2,975

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities:
Grant liability	$—	$—	$1,036	$1,036
Derivative liability (see Note 8)	—	—	999	999
Total	$—	$—	$2,035	$2,035

The following table presents the activity for grant liability for the years ended December 31, 2018 and 2019 (in thousands):

	Year Ended December 31,
	2018	2019
Fair value at beginning of period	$772	$936
Change in fair value of grant liability	164	100
Fair value at end of period	$936	$1,036

The following table presents the activity for derivative liability for the years ended December 31, 2018 and 2019 (in thousands):

	Year Ended December 31,
	2018	2019
Fair value at beginning of period	$—	$539
Derivative liability recorded upon issuance of convertible notes	539	389
Change in fair value of derivative liability	—	71
Fair value at end of period	$539	$999

The losses resulting from the change in fair value of the grant liability and the bifurcated conversion and redemption features related to the derivative liability are classified as other income (expense), net in the accompanying statements of operations and comprehensive loss.  Changes in any of the assumptions related to the unobservable inputs identified may change the fair value of these instruments.  For example, an increase in interest rates would generally correspond to a decrease in the fair value of the liabilities.